Document and Entity Information	12 Months Ended
Dec. 31, 2014
Document and Entity Information [Abstract]
Entity Registrant Name	SunCoke Energy Partners, L.P.
Entity Central Index Key	0001555538
Document Type	8-K
Document Period End Date	Dec. 31, 2014
Amendment Flag	false